GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2016 are as follows:

Balance as of December 31, 2015	$35,821

Foreign currency translation adjustments	(165)

Balance as of December 31, 2016	$35,656

Foreign currency translation adjustments	1,373

Balance as of December 31, 2017	$37,029